Income taxes (Table)	6 Months Ended
Jun. 30, 2018
Income tax [abstract]
Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Quarters				First half		Full year
Q2 2018	Q1 2018	Q2 2017	(in USD million)	2018	2017	2017

3,518	4,540	3,288	Income/(loss) before tax	8,059	7,332	13,420
(2,298)	(3,255)	(1,852)	Income tax expense	(5,553)	(4,832)	(8,822)
65.3%	71.7%	56.3%	Effective tax rate	68.9%	65.9%	65.7%